Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 566
Loans	7,088
Other liabilities	31
Accounts payable	2,513
Financial liabilities	10,198	$ 9,868	$ 10,420
0 to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	294
Loans	1,140
Other liabilities	12
Accounts payable	2,509
Financial liabilities	3,955
1 - 2 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	158
Loans	1,015
Other liabilities	1
Accounts payable	0
Financial liabilities	1,174
2 - 3 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	64
Loans	1,424
Other liabilities	0
Financial liabilities	1,488
3 - 4 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	23
Loans	338
Other liabilities	7
Financial liabilities	368
4 - 5 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	12
Loans	1,090
Financial liabilities	1,102
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	15
Loans	2,081
Other liabilities	11
Accounts payable	4
Financial liabilities	$ 2,111